Prepaid Expenses and Other Assets (Details)	Dec. 31, 2025 USD ($) Investment	Dec. 31, 2024 USD ($) Investment
Prepaid Expenses and Other Assets [Abstract]
Number of publicly traded investment	1	1
Number of private investments	8	9
Investments fair value (in Dollars) | $	$ 29,372,628	$ 37,348,081